Summary of Significant Accounting Policies - Going concern basis (Details) $ in Thousands		12 Months Ended
	Jul. 01, 2023 USD ($)	Jun. 30, 2023 USD ($) facility	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies
Shareholders' deficit		$ (143,655)	$ (41,906)	$ (64,008)	$ (3,902)
Net loss		(121,370)	(128,919)	(63,092)
Amount of cash inflow (outflow) from operating activities		(162,400)	(86,800)
Net current liabilities		20,500
Operating cash outflows		162,430	$ 86,840	$ 32,460
St Baker Group
Summary of Significant Accounting Policies
Proceeds from long term debt		70,000
Redeemable convertible preference shares
Summary of Significant Accounting Policies
Total facility		75,000
Redeemable convertible preference shares | Subsequent Event
Summary of Significant Accounting Policies
Transaction costs	$ 22,600
Amount raised initially	25,000
Total facility	$ 75,000
Expected term to convert preference shares into ordinary	120 days
Proceeds from issuance of redeemable convertible preference shares	$ 25,000
Potential remaining amount of preference shares to be issued	$ 50,000
Additional debt facility
Summary of Significant Accounting Policies
Sales backlog		99,000
Debt facility
Summary of Significant Accounting Policies
Proceeds from long term debt		$ 130,000
Number of debt facilities | facility		3